Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies
Summary of depreciation using methods, annual rates and period

Items of property and equipment are recorded at cost, net of accumulated depreciation and impairment charges. Depreciation is calculated using the following methods, annual rates and period:

	Methods	Annual rates and period
Equipment	Declining balance and straight-line	20%
Computer equipment	Straight-line	25% to 33 1/3%